Summary of Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Oct. 01, 2023	Dec. 31, 2022
Significant Accounting Policies [Abstract]
Schedule of Consolidated Statements of Cash Flows	The Company reconciles cash, cash equivalents, and restricted cash reported in the unaudited condensed consolidated balance sheets that aggregate to the beginning and ending balances shown in the unaudited condensed consolidated statements of cash flows as follows (in thousands):

	As of
	October 1, 2023	December 31, 2022
Cash and cash equivalents	$1,661	$4,409
Restricted cash	3,758	3,907

Total cash, cash equivalents, and restricted cash	$5,419	$8,316

Total cash, cash equivalents and restricted cash is presented in the table below (in thousands):

	As of December 31,
	2022	2021
Cash and cash equivalents	$4,409	$5,276
Restricted cash	3,907	—

Total cash, cash equivalents and restricted cash	$8,316	$5,276

Schedule of Allowance for Doubtful Accounts
The following table summarizes the allowance for doubtful accounts as of December 31, 2022, 2021, and 2020 (in thousands):

	As of December 31,
	2022	2021	2020
Balance at beginning of period	$(2,569)	$(2,288)	$(1,965)
Provision charged to earnings	(2,243)	(364)	(337)
Amounts written off, recoveries and other adjustments	—	83	14

Balance at end of period	$(4,812)	$(2,569)	$(2,288)

Schedule of Revenue Recognized By Product and Services
Refer to the table below for the Company’s revenue recognized by product and service type (in thousands):

	Thirteen Weeks Ended October 1, 2023	Three Months Ended September 30, 2022	Thirty-Nine Weeks Ended October 1, 2023	Nine Months Ended September 30, 2022
Solar energy system installations	$23,915	$11,120	$64,511	$46,214
Software enhanced services	675	1,140	2,376	2,760

Total revenue	$24,590	$12,260	$66,887	$48,974

Refer to the table below for the Company’s revenue recognized by product and service type (in thousands):

	Years Ended December 31,
	2022	2021	2020
Solar energy system installations	$62,896	$66,958	$29,378
Software enhanced services	3,579	1,858	—

Total revenue	$66,475	$68,816	$29,378

Schedule Of Property, Plant and Equipment Useful Lives	Depreciation and amortization are calculated using the straight-line method over the following estimated useful lives of the assets:

Useful Lives
Manufacturing equipment	1-3 years
Developed software	5 years
Furniture & equipment	3-5 years
Leasehold improvements	3-5 years

Schedule of Finite-Lived Intangible Assets	All intangible assets that have been determined to have definite lives are amortized over their estimated useful life as indicated below:

Estimated Useful Life
Assembled workforce	2 years